RISK MANAGEMENT - Offset of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ 23,770,627	$ 18,720,381
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	23,770,627	18,720,381
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(22,692,861)	(20,927,405)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(453,643)	(408,732)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	624,123	(2,615,756)
Derivatives
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	1,986,281	1,033,592
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,986,281	1,033,592
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(335,732)	(208,181)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(269,536)	(71,745)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	1,381,013	753,666
Repurchase agreements
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	21,784,346	17,686,789
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	21,784,346	17,686,789
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(22,357,129)	(20,719,224)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(184,107)	(336,987)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (756,890)	$ (3,369,422)